Schedule of Investments (unaudited)
November 30, 2024
iShares® MSCI Germany ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 3.1%
MTU Aero Engines AG	30,704	$10,467,561
Rheinmetall AG	24,848	16,389,644
		26,857,205
Air Freight & Logistics — 2.5%
Deutsche Post AG, Registered	581,847	21,408,947
Automobile Components — 0.5%
Continental AG	62,918	4,140,696
Automobiles — 4.2%
Bayerische Motoren Werke AG	165,369	12,299,400
Mercedes-Benz Group AG	427,194	24,016,530
		36,315,930
Banks — 1.0%
Commerzbank AG	540,625	8,296,084
Capital Markets — 5.0%
Deutsche Bank AG, Registered	1,080,962	18,385,262
Deutsche Boerse AG	107,414	25,148,935
		43,534,197
Chemicals — 4.7%
BASF SE	509,129	22,879,327
Covestro AG(a)(b)	102,422	6,252,169
Evonik Industries AG	146,228	2,688,293
Symrise AG, Class A	75,780	8,382,888
		40,202,677
Construction Materials — 1.1%
Heidelberg Materials AG	77,894	9,849,948
Diversified Telecommunication Services — 7.4%
Deutsche Telekom AG, Registered	1,991,128	63,698,017
Electrical Equipment — 2.3%
Siemens Energy AG(b)	364,956	19,799,636
Entertainment — 0.4%
CTS Eventim AG & Co. KGaA	35,600	3,150,715
Health Care Equipment & Supplies — 1.2%
Carl Zeiss Meditec AG, Bearer	23,051	1,383,207
Siemens Healthineers AG(a)	160,977	8,740,381
		10,123,588
Health Care Providers & Services — 1.6%
Fresenius Medical Care AG & Co. KGaA	117,058	5,152,013
Fresenius SE & Co. KGaA(b)	241,239	8,491,816
		13,643,829
Hotels, Restaurants & Leisure — 0.5%
Delivery Hero SE, Class A(a)(b)	106,473	4,374,120
Household Products — 0.5%
Henkel AG & Co. KGaA	59,312	4,503,409
Independent Power and Renewable Electricity Producers — 1.4%
RWE AG	360,668	12,167,847
Industrial Conglomerates — 9.8%
Siemens AG, Registered	433,533	84,217,091
Insurance — 14.1%
Allianz SE, Registered	223,452	69,172,777
Hannover Rueck SE	34,395	8,989,277
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	76,302	39,926,478
Security	Shares	Value
Insurance (continued)
Talanx AG(b)	36,620	$3,104,679
		121,193,211
Interactive Media & Services — 0.4%
Scout24 SE(a)	42,906	3,868,714
IT Services — 0.2%
Bechtle AG	46,369	1,526,057
Life Sciences Tools & Services — 0.6%
Qiagen NV, NVS	126,348	5,526,535
Machinery — 2.4%
Daimler Truck Holding AG(c)	281,276	10,661,498
GEA Group AG	88,488	4,430,872
Knorr-Bremse AG	41,569	3,177,761
Rational AG	2,930	2,744,159
		21,014,290
Multi-Utilities — 1.9%
E.ON SE	1,280,704	16,506,823
Passenger Airlines — 0.3%
Deutsche Lufthansa AG, Registered(c)	340,712	2,287,332
Personal Care Products — 0.8%
Beiersdorf AG	56,533	7,334,845
Pharmaceuticals — 2.6%
Bayer AG, Registered	560,454	11,505,475
Merck KGaA	73,608	11,032,660
		22,538,135
Real Estate Management & Development — 2.1%
LEG Immobilien SE	42,460	3,939,259
Vonovia SE	421,861	13,993,041
		17,932,300
Semiconductors & Semiconductor Equipment — 2.8%
Infineon Technologies AG	744,948	24,282,961
Software — 16.8%
Nemetschek SE	32,780	3,402,016
SAP SE	595,668	141,450,729
		144,852,745
Specialty Retail — 0.5%
Zalando SE(a)(b)	128,493	4,018,226
Textiles, Apparel & Luxury Goods — 2.9%
adidas AG	92,411	21,853,256
Puma SE	60,189	2,828,435
		24,681,691
Trading Companies & Distributors — 0.6%
Brenntag SE	74,138	4,787,838
Total Common Stocks — 96.2% (Cost: $1,000,857,005)		828,635,639
Preferred Stocks
Automobiles — 2.3%
Bayerische Motoren Werke AG, Preference Shares, NVS	31,930	2,187,448
Dr Ing hc F Porsche AG, Preference Shares, NVS(a)	64,914	4,070,224
Porsche Automobil Holding SE, Preference Shares, NVS	87,066	3,196,974
Volkswagen AG, Preference Shares, NVS	117,685	10,088,530
		19,543,176

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Germany ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Household Products — 0.9%
Henkel AG & Co. KGaA, Preference Shares, NVS	96,613	$8,245,253
Life Sciences Tools & Services — 0.4%
Sartorius AG, Preference Shares, NVS	14,962	3,454,723
Total Preferred Stocks — 3.6% (Cost: $67,842,629)		31,243,152
Total Long-Term Investments — 99.8% (Cost: $1,068,699,634)		859,878,791
Short-Term Securities
Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.79%(d)(e)(f)	10,938,511	10,943,981
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.62%(d)(e)	530,000	530,000
Total Short-Term Securities — 1.3% (Cost: $11,472,778)		11,473,981
Total Investments — 101.1% (Cost: $1,080,172,412)		871,352,772
Liabilities in Excess of Other Assets — (1.1)%		(9,699,708)
Net Assets — 100.0%		$861,653,064

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$10,080,838	$865,927 (a)	$—	$(1,590)	$(1,194)	$10,943,981	10,938,511	$7,203 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	300,000	230,000 (a)	—	—	—	530,000	530,000	3,229	—
				$(1,590)	$(1,194)	$11,473,981		$10,432	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
DAX Index	3	12/20/24	$1,561	$55,123

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Germany ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$4,503,409	$824,132,230	$—	$828,635,639
Preferred Stocks	8,245,253	22,997,899	—	31,243,152
Short-Term Securities
Money Market Funds	11,473,981	—	—	11,473,981
	$24,222,643	$847,130,129	$—	$871,352,772
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$55,123	$—	$55,123

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares